EXPLORATION, EVALUATION AND PROJECT EXPENSES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Minesite exploration and evaluation	$ 45	$ 47
Global exploration and evaluation	121	126
Corporate development2	60	13
Business improvement and innovation	44	32
Total exploration, evaluation and project expenses	383	354
Pascua-Lama
Disclosure of detailed information about property, plant and equipment [line items]
Advanced project costs	77	122
Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Advanced project costs	36	$ 14
Randgold [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination	$ 37